Share-Based Payment	12 Months Ended
Dec. 31, 2025
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT

NOTE 16: SHARE-BASED PAYMENT

a.	Shares reserved for Employee Stock Option Plan of Parent Company:

INX’s board of directors adopted the INX Limited Share Ownership and Award Plan (2021) on February 22, 2021, as amended from time to time (the “Share Ownership and Award Plan” or the “INX Plan”), and INX shareholders approved the INX Plan on March 18, 2021.

In connection with the Transaction (see Note1), the INX Plan was terminated and replaced by the Parent Company Omnibus Equity Incentive Compensation Plan (the “Plan”). The Plan provides for grants of options to purchase the Parent Company’s common shares and restricted share units to employees, directors and service providers of the Company. The Plan includes U.S. and Israeli appendices that further specify the terms and conditions of grants of options and restricted share units to such grantees.

Upon closing of the Transaction, Awards granted pursuant to the INX Plan were exchanged for equivalent awards under the Plan. As of closing of the Transaction, 25,352,832 common shares of the Parent Company were authorized for issuance pursuant to the Plan.

On June 27, 2025, the Parent Company shareholders approved further increase of the common shares reserved for the purpose of the Plan. Subject to certain capitalization adjustments, the aggregate number of common shares that may be issued pursuant to share awards under the Plan may not exceed 49,192,357 common shares of the Parent Company.

b.	During the years ended December 31, 2025, and 2024, the activity related to stock options under the Plan was as follows:

	2025		2024
	Number of Stock Options	Weighted average exercise price	Number of Stock Options	Weighted average exercise price

Balance as of January 1	31,636,487	0.45	27,775,946	$0.46
Granted	100,000	0.06	13,826,046	0.09
Forfeited	(12,395,523)	0.68	(7,065,822)	0.44
Exercised	(19,340,964)	0.10	(2,899,683)	0.05
Balance as of December 31	-	-	31,636,487	$0.45
Stock options exercisable at the end of year	-	-	11,551,492	$0.59

The weighted average fair value of the options granted during the years ended December 31, 2025, and 2024, based on the exercise price as of the grant date, was $0.18 and $0.09 per option, respectively.

Upon closing of the Arrangement (as described in note 1) options which were in the money were accelerated resulting in the Company recording $271 share-based compensation expenses in 2025.

c.	The table below summarizes the assumptions that were used to estimate the fair value of the above options granted under the Plan using the Black- Scholes option pricing model:

	2025	2024

Expected term (years)	10	10
Expected volatility	160%	87.40% -101.50%
Exercise price	$0.00-0.12	$0.07-0.30
Risk-free interest rate	4.5%	3.142% -3.609%
Dividend yield	-	-
d.	Share options and restricted stock of the Parent Company granted to employees, directors and service providers under the Plan during the years ending on December 31, 2025, and 2024:

1.	On January 8, 2024, a key officer, through his wholly owned entity, was awarded 2,337,212 restricted share units. All shares shall fully vest on January 8, 2028.

2.	On January 8, 2024, the Company committed to grant options to each of its five independent directors to purchase 467,442 common shares (total of 2,337,210) of the Company at CAD 0.30 ($0.23), a price per share equal to the fair value per share at the date of the commitment to grant the options. Options shall vest evenly over the period of over 4 years, commencing as of the later of: (i) the date in which the independent director commenced to serve as the board member; and (ii) January 10, 2023.

3.	On January 8, 2024, the Company granted certain employees and a service provider option to purchase 1,519,388 common shares of the Company at a price per share equal to the fair value per share at the effective date of the grant at a price of CAD 0.30 ($0.22), with the vesting period over 4 years.

4.	On May 26, 2024, the Company granted certain employees and a service provider option to purchase 4,477,694 common shares of the Company at a price per share equal to the fair value per share at the effective date of the grant at a price of CAD 0.1 ($0.074), with the vesting period over 4 years.

5.	On May 26, 2024, a key officer, through his wholly owned entity, was awarded 471,336 restricted share units. All shares shall fully vest on May 26, 2028.

6.	On December 17, 2024, the Company granted certain employees and a service provider option to purchase 434,000 common shares of the Company at a price per share equal to the fair value per share at the effective date of the grant at a price of CAD 0.07 ($0.052), with the vesting period over 4 years.

7.	On December 17, 2024, certain employees, directors and service providers received 2,249,206 restricted common share units of the Company on a cashless basis. Restricted share units shall vest over the period of 4 years, and all shares fully vested on December 17, 2028.

8.	On April 29, 2025, the Company granted to a service provider an option to purchase 50,000 common shares of the Company at the price equal to the fair value per share at the effective date of the grant at a price of CAD 0.15, with a vesting period over 4 years.

9.	On April 29, 2025, the Company granted to an employee 50,000 RSU׳s of the Company with vesting period over 4 years.

e.	For the years ended December 31, 2025, 2024 and 2023, the Company recorded share-based compensation expense of $328, $1,212 and $2,724, respectively, related to stock options and restricted stock units granted under the Plan.